SUBMISSION
TYPE
DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	ekuo6xa*
FILER
PERIOD		09/30/2010
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	November 8, 2010
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Goldman Sachs Grp Inc                           38144x500     1149    45750 SH       Sole                                      45750
Public Svc Co OK Sr Nt Ser B                    744533605      490    19300 SH       Sole                                      19300
A T & T Corp                   COM              00206R102    22332   780848 SH       Sole                                     780848
Agnico Eagle Mines Ltd         COM              008474108    15318   215651 SH       Sole                                     215651
Agrium Inc                     COM              008916108    16179   215745 SH       Sole                                     215745
Allied Nevada Gold Corp        COM              019344100    18339   692055 SH       Sole                                     692055
Amerigas Partners Inc          COM              030975106    12603   281247 SH       Sole                                     281247
Anadarko Petroleum Corp        COM              032511107    24044   421460 SH       Sole                                     421460
Apache Corp                    COM              037411105    24254   248097 SH       Sole                                     248097
Barrick Gold Corp              COM              067901108    34057   735737 SH       Sole                                     735737
Bristol Myers Squibb Co        COM              110122108    24826   915738 SH       Sole                                     915738
Canadian National Railroad     COM              136375102      959    14975 SH       Sole                                      14975
Caterpillar Inc                COM              149123101     1206    15327 SH       Sole                                      15327
Chesapeake Energy              COM              165167107      655    28900 SH       Sole                                      28900
Chevron Texaco Corp            COM              166764100     1058    13058 SH       Sole                                      13058
Cliffs Natural Resources       COM              18683k101    31913   499264 SH       Sole                                     499264
Colgate-Palmolive Co           COM              194162103     3813    49610 SH       Sole                                      49610
Commercial Metals Co.          COM              201723103    13335   920275 SH       Sole                                     920275
Con Edison Co Of NY            COM              209115104    10185   211219 SH       Sole                                     211219
Crown Cork & Seal Co Inc       COM              228368106      315    11000 SH       Sole                                      11000
CSX Corp                       COM              126408103    13674   247180 SH       Sole                                     247180
Deere & Co                     COM              244199105    14485   207585 SH       Sole                                     207585
Devon Energy Corp              COM              25179M103    34882   538798 SH       Sole                                     538798
Diageo Corp                    COM              25243Q205     1648    23881 SH       Sole                                      23881
Duke Energy Corp               COM              26441C105     3652   206232 SH       Sole                                     206232
Duncan Energy Partners         COM              265026104      293     9400 SH       Sole                                       9400
Enterprise Products Partners L COM              293792107    31731   799870 SH       Sole                                     799870
Exxon Mobil Corp               COM              30231G102     1357    21968 SH       Sole                                      21968
Frontier Communications Corp   COM              35906A108    26940  3297412 SH       Sole                                    3297412
General Dynamics Corp          COM              369550108     7472   118960 SH       Sole                                     118960
General Electric Co            COM              369604103      340    20931 SH       Sole                                      20931
General Maritime Corp          COM              y2693r101     7135  1453181 SH       Sole                                    1453181
General Mills Inc              COM              370334104     2239    61278 SH       Sole                                      61278
Goldcorp Inc.                  COM              380956409      400     9200 SH       Sole                                       9200
H J Heinz Co                   COM              423074103     7692   162391 SH       Sole                                     162391
Hecla Mining Co                COM              422704106    25082  3968705 SH       Sole                                    3968705
Hess Corp                      COM              42809H107    11123   188148 SH       Sole                                     188148
Hugoton Royalty Trust          COM              444717102     7515   375960 SH       Sole                                     375960
Integrys Energy Group Inc      COM              45822p105     1603    30790 SH       Sole                                      30790
Intl Business Machines Corp    COM              459200101     8195    61089 SH       Sole                                      61089
Johnson & Johnson              COM              478160104     6019    97138 SH       Sole                                      97138
Kinder Morgan Energy Partners  COM              494550106     2843    41510 SH       Sole                                      41510
Linn Energy LLC                COM              536020100    25685   803665 SH       Sole                                     803665
Marathon Oil Corp              COM              565849106     5170   156181 SH       Sole                                     156181
Merck & Co Inc                 COM              58933y105    18732   508870 SH       Sole                                     508870
Mesabi Trust                   COM              590672101      909    25050 SH       Sole                                      25050
Mosaic Company                 COM              61945a107    17030   289815 SH       Sole                                     289815
New Gold Inc                   COM              644535106    32109  4785200 SH       Sole                                    4785200
Newmont Mining Corp            COM              651639106    57269   911787 SH       Sole                                     911787
Norfolk & Southern Corp        COM              655844108     4923    82720 SH       Sole                                      82720
Northrop Grumman Corp          COM              666807102     4034    66536 SH       Sole                                      66536
Novartis AG-Sponsored ADR      COM              66987V109     7095   123030 SH       Sole                                     123030
Occidental Petroleum Corp      COM              674599105     3007    38401 SH       Sole                                      38401
Pan American Silver Corp       COM              697900108      281     9500 SH       Sole                                       9500
Pepsico Inc                    COM              713448108     7461   112292 SH       Sole                                     112292
Permian Basin Royalty Trust    COM              714236106     8723   442360 SH       Sole                                     442360
Potash Corp                    COM              73755L107     6479    44979 SH       Sole                                      44979
RIO Tinto PLC                  COM              767204100      661    11260 SH       Sole                                      11260
San Juan Basin Royalty Tr      COM              798241105      738    29850 SH       Sole                                      29850
Silver Wheaton Corp            COM              828336107    28671  1075830 SH       Sole                                    1075830
South Jersey Industries        COM              838518108      596    12050 SH       Sole                                      12050
Southern Co                    COM              842587107     4537   121835 SH       Sole                                     121835
Spectra Energy Corp            COM              847560109      921    40828 SH       Sole                                      40828
Steel Dynamics                 COM              858119100      481    34070 SH       Sole                                      34070
Street Tracks Gold Trust       COM              78463v107    15634   122225 SH       Sole                                     122225
Tenaris ADR                    COM              88031M109     1088    28310 SH       Sole                                      28310
Union Pacific Corp             COM              907818108     4973    60790 SH       Sole                                      60790
United Technologies            COM              913017109      426     5987 SH       Sole                                       5987
USX-U S Steel Group            COM              912909108     7873   179593 SH       Sole                                     179593
Weingarten Realty SBI          COM              948741103      914    41892 SH       Sole                                      41892
Xcel Energy Inc                COM              98389B100     3668   159690 SH       Sole                                     159690
Yukon Nevada Gold Corp         COM              98849q101     3492  4989150 SH       Sole                                    4989150